UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22657

PSG CAPITAL MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

8161 Maple Lawn Boulevard

Suite 400

Maple Lawn, MD  20759

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (301) 543-6000

Paracorp Incorporated

2140 S. Dupont Highway

Camden, DE  19934

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, 17th floor

Columbus, Ohio  43215

Date of fiscal year end: March 31st

Date of reporting period: June 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

	PSG Tactical Growth Fund
	Schedule of Investments
	June 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 53.64%

Application Software - 2.06%
7,575	Microsoft Corp.	$ 261,678
3,130	Oracle Corp.	96,122
		357,800
Beverages - .03%
647	Crimson Wine Group, Ltd. *	5,509

Business Equipment - .93%
17,867	Xerox Corp.	162,054

Cigarettes - 1.36%
6,732	Altria Group, Inc.	235,553

Communications Services, NEC - 1.15%
3,252	DIRECTV *	200,453

Crude Petroleum & Natural Gas - 1.11%
9,450	Chesapeake Energy Corp.	192,591

Electronic Components & Accessories - .49%
6,000	Corning, Inc.	85,380

Electronic Computers - .83%
363	Apple, Inc.	143,940

Fire, Marine & Casualty Insurance - 6.47%
537	Alleghany Corp. *	205,837
12,160	American International Group, Inc. *	543,552
663	Fairfax Financial Holdings, Ltd.	258,636
2,600	Loews Corp.	115,440
		1,123,465
Gold & Silver Ores - 1.10%
3,141	Barrick Gold Corp.	49,439
3,900	Gold Fields Ltd. ADR	20,475
1,375	Goldcorp, Inc.	34,004
1,000	Newmont Mining Corp.	29,950
975	Sibanye Gold, Ltd. ADR *	2,867
2,750	Silver Wheaton Corp.	54,093
		190,828
Hospital & Medical Service Plans - 4.08%
4,121	Aetna, Inc.	261,848
3,151	Cigna Corp.	228,416
2,678	WellPoint, Inc.	219,168
		709,432
Insurance Agents, Brokers & Services - 1.52%
1,386	Aon Plc.	89,189
332	Markel Corp. *	174,947
		264,136
Investment Advice - 1.32%
2,215	Legg Mason, Inc.	68,687
3,071	Oaktree Capital Group, LLC	161,381
		230,068
Life Insurance - 1.03%
3,900	MetLife, Inc.	178,464

Lumber & Wood Products (No Furniture) - .98%
6,470	Leucadia National Corp.	169,643

Malt Beverages - .27%
275	Boston Beer Company, Inc. *	46,926

Mining Machinery & Equip (No Oil & Gas Field Mach & Equip) - .38%
1,352	Joy Global, Inc.	65,613

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - .41%
4,348	Cloud Peak Energy, Inc. *	71,655

Mortgage Bankers & Loan Correspondents - .44%
1,860	Ocwen Financial Corp. *	76,669

Motor Vehicles & Passenger Car Bodies - 2.00%
10,450	General Motors Co. * (a)	348,090

Oil & Gas Field Services, NEC - .96%
3,982	Halliburton Co.	166,129

Operators of Nonresidential Buildings - .48%
2,300	Brookfield Asset Management, Inc.	82,846

Paper Mills - .44%
1,720	International Paper Co.	76,213

Periodicals: Publishing or Publishing & Printing - .43%
3,280	Rovi Corp. *	74,915

Petroleum Refining - 3.62%
7,339	BP Plc ADR	306,330
2,650	Conocophilips	160,325
2,666	Murphy Oil Corp.	162,333
		628,988
Pharmaceutical Preparations - 6.74%
3,000	AstraZeneca Plc ADR	141,900
6,150	Forest Laboratories, Inc. *	252,150
2,712	Johnson & Johnson	232,852
1,778	Novartis AG	125,722
4,031	Teva Pharmaceutical Industries Ltd.	158,015
3,029	Valeant Pharmaceuticals International, Inc. (Canada) *	260,736
		1,171,375
Pumps & Pumping Equipment - .50%
2,962	ITT Corp.	87,112

Radio & TV Broadcasting & Communications Equipment - 3.03%
2,452	QUALCOMM, Inc.	149,793
13,090	Vodafone Group Plc ADR	376,272
		526,065
Retail-Drug Stores & Proprietary Stores - .00%
7	Walgreen Co.	309

Retail-Miscellaneous Retail - 1.15%
12,600	Staples, Inc.	199,962

Retail-Variety Stores - 1.32%
4,510	Dollar Tree, Inc. *	229,288

Services-Misc Health & Allied Services, NEC - .97%
1,399	DaVita Healthcare Partners, Inc. *	168,999

Services-Motion Picture & Video Tape Production - .65%
4,400	Dreamworks Animation SKG, Inc. *	112,905

Services-Personal Services - .50%
1,890	Weight Watchers International, Inc.	86,940

Soap, Detergents, Cleaning Preparations, Perfumes & Cosmetics - 1.02%
2,310	Procter & Gamble Co.	177,847

Specialty Cleaning, Polishing and Sanitation Peparations - .89%
1,858	The Clorox Co.	154,474

State Commercial Banks - .56%
1,556	Capital One Financial Corp. (a)	97,732

Surgical & Medical Instruments & Apparatus - .99%
2,735	Covidien Plc. (Ireland)	171,867

Telephone Communications (No Radiotelephone) - .44%
4,000	Vivendi SA ADR	75,600

Wholesale-Groceries & Related Products - 1.00%
5,070	Sysco Corp.	173,191

TOTAL FOR COMMON STOCK (Cost $8,300,701) - 53.64%		9,321,026

CLOSED-END MUTUAL FUNDS - 7.08%
3,525	BlackRock Build America Bond Trust	71,205
12,000	Calamos Convertible & High Income Fund	148,680
7,500	Doubleine Opportunistic Credit Fund	187,875
9,362	John Hancock Preferred Income Fund	195,479
6,000	PIMCO Dynamic Income Fund	175,500
4,000	PIMCO Income Opportunity Fund	114,400
8,685	PIMCO Corporate Opportunity Fund	169,792
19,350	Templeton Global Income Fund, Inc.	167,184

TOTAL FOR CLOSED-END MUTUAL FUNDS (Cost $1,258,992) - 7.08%		1,230,115

CORPORATE BONDS - 1.84%
100,000	Caesar's Entertainment Operating Co., Inc. 12.75%, 04/15/18	71,000
50,000	Clear Channel Communications 9.00%, 03/01/21	48,000
70,000	First Data Corp. 12.625%, 01/15/21	74,550
77,000	Nuveen Investments, Inc. 5.50% 09/15/15	77,385
50,000	Sprint Capital Corp. 6.875%, 11/15/28	48,999

TOTAL FOR CORPORATE BONDS (Cost $318,051) - 1.84%		319,934

EXCHANGE TRADED FUNDS - 5.58%

2,050	iShares Barclays 20+ Year Treasury Bond	226,402
2,000	Market Vectors Gold Miners ETF	48,980
2,200	PIMCO Total Return ETF	232,056
8,075	ProShares Short QQQ *	185,160
1,690	SPDR Gold Shares *	201,296
2,000	Utilities Select Sector SPDR	75,260

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,130,831) - 5.58%		969,154

PREFERRED - 4.56%

3,480	Ally Financial, Inc. 8.500% Series A 12/31/49 **	89,993
2,000	Citigroup Capital XIII 7.875% Series 10/30/40	55,760
3,326	First Horizon National Corp. PFD, 6.20%, Perpetual	82,215
958	General Motors 4.75%, 12/01/13	46,137
3,167	JPMorgan Chase Capital XXIX 6.70% Capital Securities, Series CC 04/02/40	80,315
2,900	Qwest Corp. NT 7.375%, 6/01/51	76,734
6,234	MetLife, Inc. Series B, 6.500%, 12/31/49	157,596
2,151	United States Cellular Corp., 6.95%, 5/15/60	54,399
61	Wells Fargo & Co. PFD, Series L, 7.50%, Perpetual	72,834
3,031	Zions Bancorp PFD, Series G, 6.30%, Perpetual	77,139

TOTAL FOR PREFERRED (Cost $804,052) - 4.56%		793,122

REAL ESTATE INVESTMENT TRUST - 1.38%
7,735	Cole Real Estate Investments *	88,488
3,007	Kimco Realty Corp., 6.00%, 12/31/49	74,844
3,272	Public Storage	76,074

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $239,193) - 1.38%		239,406

U.S GOVERNMENT AGENCIES & OBLIGATIONS - .55%
100,000	U.S. Treasury Notes, 2.00%, 5/15/23	96,141

TOTAL FOR U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost $100,879) - .55%		96,141

SHORT TERM INVESTMENTS - 26.26%
250,000	Huntington Conservative Deposit Account 0.06% ** (Cost $250,000)	250,000
4,312,063	Fidelity Institutional Treasury Only Money Market Fund Class I 0.01% ** (Cost $4,312,063)	4,312,063

TOTAL FOR SHORT TERM INVESTMENTS (Cost $5,760,974) - 26.26%		4,562,063

TOTAL INVESTMENTS (Cost $16,714,763) - 100.89%		17,530,961

LIABILITIES IN EXCESS OF OTHER ASSETS - (.89%)		(155,135)

NET ASSETS - 100.00%		$ 17,375,826

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2013.
(a) Subject to call option written.

	PSG Tactical Growth Fund
	Schedule of Securities Sold Short
	June 30, 2013 (Unaudited)

Shares		Value

EXCHANGE TRADED FUNDS
3,800	iShares Russell 2000 Index	368,600
3,620	iShares MSCI Emerging Markets Index	139,370
6,871	ProShares Ultra QQQ	448,401
4,260	ProShares Ultra S&P500	326,870
4,150	SPDR Materials Select Sector	159,132
5,800	SPDR S&P Homebuilders	170,636
		1,613,009

TOTAL FOR SECURITIES SOLD SHORT (Cost $1,491,445)		$ 1,613,009

	PSG Tactical Growth Fund
	Schedule of Options Written
	June 30, 2013 (Unaudited)

CALL OPTIONS WRITTEN

Underlying Security
Expiration Date/Exercise Price		Value

Shares Subject
to Call

1,200	Capital One Financial Corp.
	July 2013 Call @ $65.00	$ 960

1,500	General Motors Co.
	July 2013 Call @ $36	180

	Total (Premiums Received $1,805)	$ 1,140

	PSG Tactical Growth Fund
	Notes to Financial Statements
	June 30, 2013 (Unaudited)

1. SECURITY TRANSACTIONS
At June 30, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $16,714,763 amounted to $691,847 which consisted of aggregate gross unrealized appreciation of
$1,334,904 and aggregate gross unrealized depreciation of $643,057.

2. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$9,321,026	$0	$0	$9,321,026
Closed End Funds	$1,230,115	$0	$0	$1,230,115
Corporate Bonds	$319,934	$0	$0	$319,934
Exchange Traded Funds	$969,154	$0	$0	$969,154
Preferred Stocks	$793,122	$0	$0	$793,122
Real Estate Investment Trusts	$239,406	$0	$0	$239,406
US Obligations	$96,141	$0	$0	$96,141
Cash Equivalents	$4,562,063	$0	$0	$4,562,063
Total	$17,530,961	$0	$0	$17,530,961

ITEM 2. CONTROLS AND PROCEDURES.

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PSG CAPITAL MANAGEMENT TRUST

By:

/s/ Robert H. Carson

Robert H. Carson

Trustee, President and Principal Executive Officer

Date August 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Jonathan V. Gordani

Jonathan V. Gordani

Trustee, Treasurer and Principal Financial Officer

Date August 6, 2013